Prepaid Expenses and Other Current Assets, Net - Schedule of Allowance of Credit Losses (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Allowance of Credit Losses [Abstract]
Beginning balance	¥ 9,307,172	$ 1,324,148	¥ 8,973,447
Addition	5,000	711	592,178
Reversal	(4,661,999)	(663,271)	(258,453)
Write off	(9,824)	(1,397)		¥ (25,493)
Ending balance	¥ 4,640,349	$ 660,191	¥ 9,307,172	¥ 8,973,447